May 3, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	INC Partners, Inc. (“Registrant”)
(File Nos. 333-32575 and 811-8319)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 32 to the Registrant that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-lA.

Please contact the undersigned at 480.477.2649 or Kim Palmer at 480.477.2674 with any questions or comments.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Counsel
ING U.S. Legal Services

cc:         Reza Pishva
Dechert LLP

7337 E. Doubletree Ranch Rd.	Tel: 480-477-3000
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com